PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173
713.626.1919 www.invesco.com

August 9, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing risk/return summary information in an interactive data format relating to the supplement for Invesco Greater China Fund as filed pursuant to Rule 497(e) under the 1933 Act on August 1, 2019 (Accession Number: 0001193125-19-210688).

Please direct any comments or questions to me at (713) 214-1344.

Very truly yours,

/s/ Louis Ducote

Louis Ducote

Senior Counsel